SUBSIDIARY PUBLIC ISSUERS - Financial Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Statement of comprehensive income [abstract]
Revenues	$ 1,685	$ 1,044	$ 3,278	$ 2,057
Net income attributable to partnership	98	125	128	334
Statement of financial position [abstract]
Current assets	2,816		2,816		$ 2,276
Non-current assets	38,649		38,649		34,304
Current liabilities	3,978		3,978		2,417
Non-current liabilities	21,254		21,254		19,495
Non-controlling interest—Redeemable Partnership Units held by Brookfield	1,815		1,815		1,823
Non-controlling interest, Exchange LP units, equity	21		21		71
Non-controlling interests—in operating subsidiaries	8,918		8,918		7,303
Preferred unitholders	935		935		936
Our partnership
Statement of comprehensive income [abstract]
Revenues	0	0	0	0
Net income attributable to partnership	42	64	36	186
Statement of financial position [abstract]
Current assets	0		0		0
Non-current assets	5,456		5,456		5,449
Current liabilities	0		0		0
Non-current liabilities	0		0		0
Non-controlling interest—Redeemable Partnership Units held by Brookfield	0		0		0
Non-controlling interest, Exchange LP units, equity	0		0		0
Non-controlling interests—in operating subsidiaries	0		0		0
Preferred unitholders	0		0		0
The Fincos [Domain]
Statement of comprehensive income [abstract]
Revenues	0	0	0	0
Net income attributable to partnership	0	0	0	0
Statement of financial position [abstract]
Current assets	0		0		0
Non-current assets	0		0		0
Current liabilities	0		0		0
Non-current liabilities	1,546		1,546		1,483
Non-controlling interest—Redeemable Partnership Units held by Brookfield	0		0		0
Non-controlling interest, Exchange LP units, equity	0		0		0
Non-controlling interests—in operating subsidiaries	0		0		0
Preferred unitholders	0		0		0
BIPIC [Domain]
Statement of comprehensive income [abstract]
Revenues	0	0	0	0
Net income attributable to partnership	0	0	0	0
Statement of financial position [abstract]
Current assets	0		0		0
Non-current assets	684		684		568
Current liabilities	0		0		0
Non-current liabilities	76		76		0
Non-controlling interest—Redeemable Partnership Units held by Brookfield	0		0		0
Non-controlling interest, Exchange LP units, equity	0		0		0
Non-controlling interests—in operating subsidiaries	0		0		0
Preferred unitholders	0		0		0
Subsidiaries of our partnership other than the Fincos and BIPIC [Domain]
Statement of comprehensive income [abstract]
Revenues	0	0	0	0
Net income attributable to partnership	98	125	128	334
Statement of financial position [abstract]
Current assets	0		0		0
Non-current assets	8,253		8,253		8,281
Current liabilities	0		0		0
Non-current liabilities	0		0		0
Non-controlling interest—Redeemable Partnership Units held by Brookfield	0		0		0
Non-controlling interest, Exchange LP units, equity	0		0		0
Non-controlling interests—in operating subsidiaries	0		0		0
Preferred unitholders	0		0		0
Consolidating adjustments
Statement of comprehensive income [abstract]
Revenues		1,044	3,278	2,057
Net income attributable to partnership	(42)	$ (64)	(36)	$ (186)
Statement of financial position [abstract]
Current assets	2,816		2,816		2,276
Non-current assets	24,256		24,256		20,006
Current liabilities	3,978		3,978		2,417
Non-current liabilities	19,632		19,632		18,012
Non-controlling interest—Redeemable Partnership Units held by Brookfield	1,815		1,815		1,823
Non-controlling interest, Exchange LP units, equity	21		21		71
Non-controlling interests—in operating subsidiaries	8,918		8,918		7,303
Preferred unitholders	$ 935		$ 935		$ 936